2. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Advertising expenses	$ 7	$ 0	$ 10	$ 50
Loan Origination Commitments
Risk concentration of loans to one borrower	60.00%		60.00%	98.00%